SCHEDULE OF SHARE OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
Number of Options Outstanding, Beginning Balance	220,000	490,000	500,000
Weighted Average Exercise Price, Beginning Balance	$ 1.50	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Outstanding Term	5 years 10 days		10 days	4 months 6 days
Number of Option Outstanding Exercisable, Beginning balance	220,000	483,341	413,337
Weighted Average Exercise Price Exercisable, Ending Balance	$ 1.50	$ 1.50	$ 1.50
Weighted Average Remaining Life in Years, Exercisable Term	5 years 10 days	10 days	2 months 8 days
Number of Options, Granted	1,650,000
Weighted Average Price, Granted	$ 1.00
Number of Options, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Options, Exercised		(270,000)	(10,000)
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Ending Balance	1,870,000	220,000	490,000	500,000
Weighted Average Exercise Price Outstanding, Ending Balance	$ 1.00	$ 1.50	$ 1.50	$ 1.50
Number of Option Outstanding Exercisable, Ending balance	550,000	220,000	483,341	413,337
Weighted Average Exercise Price Exercisable, Ending Balance	$ 1.00	$ 1.50	$ 1.50	$ 1.50